Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
25.	Leases
The following table summarizes the lease expense for the year ended December 31, 2019:

For the year ended December 31,
2019
RMB
Operating lease expense	30,540
Short-term lease expense	19,149
Total lease expense	49,689
Weighted-average remaining lease term (in years) – operating leases	3.7
Weighted-average discount rate – operating leases	4.8%

Operating lease expense was RMB12,780
and RMB20,799
for the years ended December 31, 201
7
and 201
8
, respectively, under Topic 840
.
As of December 31, 2019, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

For the year ended December 31,	Future minimum payments
RMB
2020	32,804
2021	29,425
2022	26,323
2023	22,783
2024 and thereafter	—
Total undiscounted cash flows	111,335
Less: imputed interest	(9,347)
Total	101,988

As of December 31, 2019, the Group has operating leases that have not yet commenced with future minimum lease payments amounting to

RMB855
.
These operating leases will commence in the first quarter of 2020 with lease terms of 2 years.
Supplemental cash flow information related to leases for the year ended December 31, 2019 are as follows:

For the year ended December 31,
2019
RMB
Cash paid for operating leases	28,847
Lease liabilities arising from obtaining right-of-use assets	33,399